Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 24,860,356	$ 24,860,356
Transfer on mergers
Closing balance	24,860,356	24,860,356
Inversiones GasAtacama Holding Ltda. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance		20,204,251
Transfer on mergers		(20,204,251)
GasAtacama Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,860,356
Transfer on mergers		24,860,356
Closing balance	$ 24,860,356	24,860,356
Compania Electrica Tarapaca S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance		4,656,105
Transfer on mergers		$ (4,656,105)